ENVIRONMENTAL, HEALTH AND SAFETY MATTERS (Details) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2007	Jun. 30, 2007	Sep. 30, 2012 metrictonne site company	Sep. 30, 2011	Dec. 31, 2011 extension metrictonne site company	Dec. 31, 2010	Dec. 31, 2009 lawsuit company	Oct. 31, 2010 phase
ENVIRONMENTAL, HEALTH AND SAFETY MATTERS
Capital expenditures for EHS matters			$ 61,000,000	$ 55,000,000	$ 92,000,000	$ 85,000,000	$ 54,000,000
Number of former facilities or third party sites with claims against the entity for cleanup liabilities			10		10
Number of former facilities or third party sites with claims against the entity for cleanup liabilities operated by predecessor companies			1		1
Number of predecessor companies					1
Number of PRPs							3
Number of phases of remedial approach								2
Number of limited areas that involve groundwater extraction and treatment					1
Liability related to estimated environmental remediation costs			30,000,000				30,000,000
Approximate unreimbursed response costs incurred and paid by EPA	2,800,000
Number of tolling agreement extensions					3
Accrued environmental liabilities			35,000,000		36,000,000	48,000,000
Accrued environmental liabilities, classified as accrued liabilities			10,000,000		7,000,000	13,000,000
Accrued environmental liabilities, classified as other noncurrent liabilities			25,000,000		29,000,000	35,000,000
Maximum period for payment of remediation liabilities			30 years		30 years
Period over which Registration, Evaluation and Authorization of Chemicals (REACH) program is phased		11 years
Minimum quantity of chemical substances and isolated intermediates, companies can manufacture in or import into the EEA per year which will require registration			1		1
REACH compliance expenditures					5,000,000	9,000,000	3,000,000
Number of MTBE lawsuits for which company has been named as a defendant							18
Maximum payments made to government officials in India					$ 11,000